Income tax and deferred taxes - Tax Effects of Other Comprehensive Income Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax related to other income and expense components with a charge or credit to net equity
Income (losses) from defined benefit plans	$ (524)	$ 860	$ (1,582)
Cash flow hedges	(865)	3,049	5,047
Amount before taxes (expense) gain
Income tax related to other income and expense components with a charge or credit to net equity
Income (losses) from defined benefit plans	(1,699)	3,148	(5,843)
Cash flow hedges	(3,205)	11,293	18,692
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	9,737	3,520	190,509
Total	4,833	17,961	203,358
(Expense) income for income taxes
Income tax related to other income and expense components with a charge or credit to net equity
Income (losses) from defined benefit plans	524	(860)	1,582
Cash flow hedges	865	(3,049)	(5,047)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(2,629)	(2,723)	(57,242)
Total	(1,240)	(6,632)	(60,707)
Amount after taxes
Income tax related to other income and expense components with a charge or credit to net equity
Income (losses) from defined benefit plans	(1,175)	2,288	(4,261)
Cash flow hedges	(2,340)	8,244	13,645
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	7,108	797	133,267
Total	$ 3,593	$ 11,329	$ 142,651